Employee Stock And Incentive Plan (Summary Of Stock Option Transactions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	(449,412)	(1,566,089)	(1,041,796)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period, Shares	1,538,110
Expired, Shares	(3,706)
Exercised, Shares	(449,412)
Outstanding at end of period, Shares	1,084,992
Outstanding at beginning of period, Weighted Average Exercise Price	16.82
Expired, Weighted Average Exercise Price	17.87
Exercised, Weighted Average Exercise Price	16.23
Outstanding at end of period, Weighted Average Exercise Price	17.06
Outstanding at end of period, Weighted Average Remaining Life (years)	3 years
Outstanding at end of period, Aggregate Intrinsic Value	10,457